Other Income and Expense	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [Abstract]
Other Income and Expense
37.	Other Income and Expenses

(1)	Other income for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Reversal of other provisions	￦	35,265	12,700	16,542
Reversal of other allowance for doubtful accounts		2,166	143	—
Gains on government grants		430	482	281
Gains on assets contributed		4,218	17,336	6,921
Gains on liabilities exempted		3,166	10,303	916
Compensation and reparations revenue		89,196	89,901	113,292
Revenue from research contracts		12,580	6,818	5,276
Income related to transfer of assets from customers		478,973	594,548	604,808
Rental income		192,136	186,631	191,088
Others		50,988	51,032	58,849

	￦	869,118	969,894	997,973

(2)	Details of “others” included in other income for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Refund of claim for rectification	￦	9,655	8,933	1,969
Adjustment of research project		3,884	2,267	3,294
Maintenance expenses on lease building		135	176	153
Training expenses		3,045	3,220	3,167
Deposit redemption		34	7	436
Reversal of expenses on litigation		360	753	9,926
Revenue on royalty fee		2,888	6,909	—
Reimbursement of insurance fee		1,498	7,145	610
Gains on guarantee contracts		456	39	135
Others		29,033	21,583	39,159

	￦	50,988	51,032	58,849

(3)	Other expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Compensation and indemnification expense	￦	37	23,437	403
Accretion expenses of other provisions		7,535	41,924	7,939
Depreciation expenses on investment properties		1,176	923	5,069
Depreciation expenses on idle assets		6,644	6,547	6,542
Other bad debt expense		1,778	17,827	29,348
Donations		119,421	63,743	64,752
Others		43,464	76,929	127,860

	￦	180,055	231,330	241,913

(4)	Details of “others” included in other expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Operating expenses related to the idle assets	￦	136	47	49
Research grants		1,180	461	399
Supporting expenses on farming and fishing village		11,956	13,537	13,991
Operating expenses on fitness center		3,498	4,788	5,234
Expenses on adjustment of research and development grants		806	404	554
Taxes and dues		2,270	199	188
Expenses on R&D supporting		5,459	53	67
Others		18,159	57,440	107,378

	￦	43,464	76,929	127,860